Related Party Transactions - Schedule of Total Amount of Transactions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Transactions with shareholders [Member]
Schedule of Total Amount of Transactions [Line Items]
Sales of goods and services	€ 1,014	€ 11,066	€ 2,651
Purchase of goods and services
Other income
Other expense	(56)	(61)	(122)
Interest expense	(8,419)	(10,919)	(2,784)
Transactions with affiliated companies [Member]
Schedule of Total Amount of Transactions [Line Items]
Sales of goods and services	21	76	2,644
Purchase of goods and services	(2,420)	(11,016)	(9,616)
Other income		107
Other expense	(4,413)	(4,507)	(4,688)
Interest expense	(56)	(354)	(63)
Transactions with associated companies [Member]
Schedule of Total Amount of Transactions [Line Items]
Sales of goods and services	532	390	7,707
Purchase of goods and services	(146)	(111)	(94)
Other income
Other expense	(179)	(201)	(122)
Interest expense
Other related parties [member]
Schedule of Total Amount of Transactions [Line Items]
Sales of goods and services	1,566	11,531	13,003
Purchase of goods and services	(2,566)	(11,127)	(9,710)
Other income		107
Other expense	(4,648)	(4,769)	(4,932)
Interest expense	€ (8,475)	€ (11,273)	€ (2,847)